Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2026		Mar. 31, 2026		Sep. 30, 2025
Assets:
Cash and cash equivalents		¥ 1,127,881		¥ 1,015,359		¥ 972,882
Restricted Cash		118,872		114,129		¥ 117,811
Equity securities	[1]	639,339		782,137
Available-for-sale debt securities		2,333,404		2,360,361
Other Assets:
Derivative assets		60,089		73,633
Liabilities:
Short-term debt		561,590		544,135
Deposits		6,603		2,330
Policy liabilities and Policy account balances (Investment contracts)		1,953,856		1,943,710
Long-term debt		5,540,896		5,799,160
Other Liabilities:
Derivative liabilities		¥ 48,775		¥ 66,802
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 1,127,881		¥ 1,015,359
Restricted Cash		118,872		114,129
Installment loans (net of allowance for credit losses)		0		0
Equity securities		146,962	[2]	149,949	[3]
Available-for-sale debt securities		17,957		7,278
Other Assets:
Time deposits		0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Accounts payable (Contingent consideration)		0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		44,672		50,013
Equity securities		136,092	[2]	120,456	[3]
Available-for-sale debt securities		2,046,468		2,092,438
Other Assets:
Time deposits		1,035		924
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		561,590		544,135
Deposits		6,630		2,345
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,557,952		1,616,472
Accounts payable (Contingent consideration)		0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		1,425,078		1,360,641
Equity securities		64,129	[2]	230,596	[3]
Available-for-sale debt securities		268,979		260,645
Other Assets:
Time deposits		0		0
Reinsurance recoverables (Investment contracts)		290,745		277,544
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		330,566		331,178
Long-term debt		3,887,200		4,109,474
Accounts payable (Contingent consideration)		1,574		15,683
Carrying amount
Assets:
Cash and cash equivalents		1,127,881		1,015,359
Restricted Cash		118,872		114,129
Installment loans (net of allowance for credit losses)		1,493,878		1,437,306
Equity securities		347,183	[2]	501,001	[3]
Available-for-sale debt securities		2,333,404		2,360,361
Other Assets:
Time deposits		1,035		924
Derivative assets	[4]	60,089		73,633
Reinsurance recoverables (Investment contracts)		340,079		307,733
Liabilities:
Short-term debt		561,590		544,135
Deposits		6,603		2,330
Policy liabilities and Policy account balances (Investment contracts)		414,004		390,523
Long-term debt		5,540,896		5,799,160
Accounts payable (Contingent consideration)		1,574		15,683
Other Liabilities:
Derivative liabilities	[4]	48,775		66,802
Estimated fair value
Assets:
Cash and cash equivalents		1,127,881		1,015,359
Restricted Cash		118,872		114,129
Installment loans (net of allowance for credit losses)		1,469,750		1,410,654
Equity securities		347,183	[2]	501,001	[3]
Available-for-sale debt securities		2,333,404		2,360,361
Other Assets:
Time deposits		1,035		924
Derivative assets	[4]	60,089		73,633
Reinsurance recoverables (Investment contracts)		290,745		277,544
Liabilities:
Short-term debt		561,590		544,135
Deposits		6,630		2,345
Policy liabilities and Policy account balances (Investment contracts)		330,566		331,178
Long-term debt		5,445,152		5,725,946
Accounts payable (Contingent consideration)		1,574		15,683
Other Liabilities:
Derivative liabilities	[4]	¥ 48,775		¥ 66,802

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥137,933 million and ¥146,898 million as of March 31, 2026 and September 30, 2026, respectively. The amount of investment funds that elected the fair value option and were included in equity securities were ¥24,845 million and ¥25,231 million as of March 31, 2026 and September 30, 2026, respectively.
[2]	The amount of ¥182,674 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥168,854 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”